CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares
Current liabilities	¥ 152,900,901	$ 21,535,641	¥ 116,889,480
Non-current liabilities	¥ 7,935,612	$ 1,117,708	¥ 2,459,562
Class A ordinary shares, par value | $ / shares		$ 0.000005
Class A ordinary shares, shares authorized	77,300,000,000	77,300,000,000	77,300,000,000
Class A ordinary shares, issued	5,503,491,148	5,503,491,148	5,278,348,396
Class A ordinary shares, outstanding	5,503,491,148	5,503,491,148	5,278,348,396
Consolidated VIEs
Current liabilities	¥ 94,196,915	$ 13,267,359	¥ 91,703,662
Non-current liabilities	¥ 239,982	$ 33,801	¥ 290,412